Note 14. Condensed Consolidating Financial Information of Guarantor Subsidiaries	12 Months Ended
Dec. 31, 2011
Condensed Consolidating Financial Information Of Guarantor Subsidiaries
(14)         Condensed Consolidating Financial Information of Guarantor Subsidiaries

The Company has outstanding certain indebtedness that is guaranteed by all of its U.S. subsidiaries. However, the indebtedness is not guaranteed by the Company’s foreign subsidiaries. The guarantor subsidiaries are wholly owned and the guarantees are made on a joint and several basis and are full and unconditional. Separate consolidated financial statements of the guarantor subsidiaries have not been presented because management believes that such information would not be material to investors. However, condensed consolidating financial information as of and for the years ended December 31, 2010 and 2011 is presented below. The Company (issuer of the Senior Unsecured Notes) was formed in June 2010 to implement a holding company organizational structure and was therefore not in existence in 2009. As a result, all operating activities are conducted through the Company’s wholly-owned subsidiaries. Additionally, the Company did not have any foreign subsidiaries until June 2010, when it entered the Canadian market through two acquisitions. As a result, the income statement and cash flows for the year ended December 31, 2009 consisted of only the guarantor subsidiaries and therefore is not presented separately below.

	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	ExamWorks Group, Inc. (Parent Corporation)	Consolidated Totals

Revenues	$298,056	$99,804	$—	$397,860
Costs and expenses:
Costs of revenues	203,651	58,591	—	262,242
Selling, general and administrative expenses	55,139	28,994	—	84,133
Depreciation and amortization	34,081	13,358	—	47,439
Total costs and expenses	292,871	100,943	—	393,814
Income (loss) from operations	5,185	(1,139)	—	4,046
Interest and other expenses, net	14,148	2,313	—	16,461
Loss before income taxes	(8,963)	(3,452)	—	(12,415)
Provision (benefit) for income taxes	(5,331)	1,249	—	(4,082)
Net loss	$(3,632)	$(4,701)	$—	$(8,333)

	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	ExamWorks Group, Inc. (Parent Corporation)	Consolidated Totals

Revenues	$147,917	$15,594	$—	$163,511
Costs and expenses:
Costs of revenues	94,238	9,368	—	103,606
Selling, general and administrative expenses	34,789	2,900	—	37,689
Depreciation and amortization	17,044	2,461	—	19,505
Total costs and expenses	146,071	14,729	—	160,800
Income from operations	1,846	865	—	2,711
Interest and other expenses, net	10,034	1,199	—	11,233
Loss before income taxes	(8,188)	(334)	—	(8,522)
Provision (benefit) for income taxes	(2,538)	54	—	(2,484)
Net loss	$(5,650)	$(388)	$—	$(6,038)

	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	ExamWorks Group, Inc. (Parent Corporation)	Consolidation and Elimination Entries	Consolidated Totals
Assets
Current assets:
Cash and cash equivalents	$6,044	$2,372	$—	$—	$8,416
Accounts receivable, net	44,690	99,351	—	—	144,041
Other receivables	26	14	—	—	40
Prepaid expenses	2,694	1,793	—	—	4,487
Deferred tax assets	1,373	267	—	—	1,640
Other current assets	14	1,159	—	—	1,173
Total current assets	54,841	104,956	—	—	159,797
Property, equipment and leasehold improvements, net	7,745	1,173	—	—	8,918
Goodwill	240,252	60,008	—	—	300,260
Intangible assets, net	84,833	61,335	—	—	146,168
Deferred tax assets, noncurrent	—	1,913	—	(1,913)	—
Deferred financing costs, net	—	—	11,458	—	11,458
Other assets	438	—	—	—	438
Total assets	$388,109	$229,385	$11,458	$(1,913)	$627,039
Liabilities and Stockholders’ Equity
Current liabilities:
Accounts payable	$16,728	$25,914	$—	$—	$42,642
Accrued expenses	4,272	24,138	—	—	28,410
Accrued interest expense	—	3,236	7,011	—	10,247
Deferred revenue	192	1,140	—	—	1,332
Current portion of subordinated unsecured notes payable	1,932	—	—	—	1,932
Current portion of contingent earnout obligation	91	—	—	—	91
Other current liabilities	2,925	2,534	—	—	5,459
Total current liabilities	26,140	56,962	7,011	—	90,113
Senior unsecured notes payable	—	—	250,000	—	250,000
Senior revolving credit facility and working capital facilities	—	39,063	5,000	—	44,063
Long-term subordinated unsecured notes payable, less current portion	717	—	—	—	717
Long-term contingent earnout obligation, less current portion	86	—	—	—	86
Deferred tax liability, noncurrent	4,072	—	—	(1,913)	2,159
Other long-term liabilities	1,691	286	—	—	1,977
Total liabilities	32,706	96,311	262,011	(1,913)	389,115
Commitments and contingencies
Stockholders’ equity (1)	355,403	133,074	(250,553)	—	237,924
Total liabilities and stockholders' equity	$388,109	$229,385	$11,458	$(1,913)	$627,039

(1) Includes intercompany investments in subsidiaries.

	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	ExamWorks Group, Inc. (Parent Corporation)	Consolidation and Elimination Entries	Consolidated Totals
Assets
Current assets:
Cash and cash equivalents	$31,192	$2,432	$—	$—	$33,624
Accounts receivable, net	19,271	19,367	—	—	38,638
Other receivables	48	(15)	—	—	33
Prepaid expenses	1,586	589	—	—	2,175
Deferred tax assets	14	54	—	—	68
Other current assets	42	—	—	—	42
Total current assets	52,153	22,427	—	—	74,580
Property, equipment and leasehold improvements, net	4,712	158	—	—	4,870
Goodwill	67,676	22,906	—	—	90,582
Intangible assets, net	50,844	16,070	—	—	66,914
Deferred tax assets, noncurrent	5,448	2,221	—	—	7,669
Deferred financing costs, net	—	—	4,176	—	4,176
Other assets	271	—	—	—	271
Total assets	$181,104	$63,782	$4,176	$—	$249,062
Liabilities and Stockholders’ Equity
Current liabilities:
Accounts payable	$14,376	$5,623	$—	$—	$19,999
Accrued expenses	4,907	4,507	—	—	9,414
Accrued interest expense	—	1,079	(1,079)	—	—
Deferred revenue	159	113	—	—	272
Current portion of subordinated unsecured notes payable	2,312	—	—	—	2,312
Current portion of contingent earnout obligation	2,478	—	—	—	2,478
Other current liabilities	1,344	1,761	—	—	3,105
Total current liabilities	25,576	13,083	(1,079)	—	37,580
Senior revolving credit facility and working capital facilities	—	4,998	—	—	4,998
Long-term subordinated unsecured notes payable, less current portion	2,546	—	—	—	2,546
Long-term contingent earnout obligation, less current portion	2,032	—	—	—	2,032
Other long-term liabilities	1,666	—	—	—	1,666
Total liabilities	31,820	18,081	(1,079)	—	48,822
Commitments and contingencies
Stockholders’ equity (1)	149,284	45,701	5,255	—	200,240
Total liabilities and stockholders' equity	$181,104	$63,782	$4,176	$—	$249,062

(1) Includes intercompany investments in subsidiaries.

	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	ExamWorks Group, Inc. (Parent Corporation)	Consolidated Totals

Net cash provided by operating activities	$33,994	$5,549	$—	$39,543
Investing activities:
Cash paid for acquisitions, net	(320,496)	(1,752)	—	(322,248)
Purchases of equipment and leasehold improvements, net	(6,048)	(808)	—	(6,856)
Working capital and other settlements for acquisitions	(5,007)	(1,703)	—	(6,710)
Net cash used in investing activities	(331,551)	(4,263)	—	(335,814)
Financing activities:
Borrowings under credit facilities	—	—	278,000	278,000
Borrowings under senior unsecured notes payable	—	—	250,000	250,000
Net borrowings under working capital facilities	37,145	(1,524)	—	35,621
Proceeds from the exercise of options and warrants	—	—	2,292	2,292
Repayment of subordinated unsecured notes payable	(2,421)	—	—	(2,421)
Purchases of stock for treasury	—	—	(9,421)	(9,421)
Payment of deferred financing costs	—	—	(9,746)	(9,746)
Repayment under credit facilities	—	—	(273,000)	(273,000)
Intercompany investments and other	237,685	—	(238,125)	(440)
Net cash provided by (used in) financing activities	272,409	(1,524)	—	270,885
Exchange rate impact on cash and cash equivalents	—	178	—	178
Net decrease in cash and cash equivalents	(25,148)	(60)	—	(25,208)
Cash and cash equivalents, beginning of year	31,192	2,432	—	33,624
Cash and cash equivalents, end of year	$6,044	$2,372	$—	$8,416

	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	ExamWorks Group, Inc. (Parent Corporation)	Consolidated Totals

Net cash provided by operating activities	$14,565	$3,738	$—	$18,303
Investing activities:
Cash paid for acquisitions, net	(115,331)	106	—	(115,225)
Purchases of equipment and leasehold improvements, net	(1,728)	(2)	—	(1,730)
Working capital and other settlements for acquisitions	418	—	—	418
Net cash provided by (used in) investing activities	(116,641)	104	—	(116,537)
Financing activities:
Borrowings under credit facilities	—	—	67,315	67,315
Net borrowings (repayments) under working capital facilities	6,447	(1,450)	—	4,997
Excess tax benefit related to share-based compensation	—	—	974	974
Proceeds from the exercise of options and warrants	—	—	703	703
Issuance of preferred stock, net	—	—	32,421	32,421
Issuance of common stock, net	—	—	136,660	136,660
Repayments of related party notes	(3,500)	—	—	(3,500)
Repayment of subordinated unsecured notes payable	(2,167)	—	—	(2,167)
Purchases of stock for treasury	—	—	—	—
Payment of deferred financing costs	—	—	(6,534)	(6,534)
Repayment under credit facilities	—	—	(100,550)	(100,550)
Intercompany investments and other	130,989	—	(130,989)	—
Net cash provided by (used in) financing activities	131,769	(1,450)	—	130,319
Exchange rate impact on cash and cash equivalents	—	40	—	40
Net increase in cash and cash equivalents	29,693	2,432	—	32,125
Cash and cash equivalents, beginning of year	1,499	—	—	1,499
Cash and cash equivalents, end of year	$31,192	$2,432	$—	$33,624